Employee Benefits and Private Pension Plan - Sensitivity analysis (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount rate [member]
Summary of employee benefits [line items]
Change in assumptions	increase by 1.0 p.p	increase by 1.0 p.p
Decrease in liability	R$ 17,500	R$ 10,237
Change in assumptions	decrease by 1.0 p.p	decrease by 1.0 p.p
Increase in liability	R$ 20,547	R$ 11,690
Wage growth rate [member]
Summary of employee benefits [line items]
Change in assumptions	decrease by 1.0 p.p	decrease by 1.0 p.p
Decrease in liability	R$ 2,127	R$ 2,807
Change in assumptions	increase by 1.0 p.p	increase by 1.0 p.p
Increase in liability	R$ 2,344	R$ 3,103
Medical services growth rate [member]
Summary of employee benefits [line items]
Change in assumptions	decrease by 1.0 p.p	decrease by 1.0 p.p
Decrease in liability	R$ 12,002	R$ 3,837
Change in assumptions	increase by 1.0 p.p	increase by 1.0 p.p
Increase in liability	R$ 14,201	R$ 4,413